FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

6.FAIR VALUE MEASUREMENT

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 — Quoted prices in markets that are not active or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

For items that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing their classification at the end of each reporting period.

During the year ended December 31, 2025, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.

The fair values of cash and cash equivalents and accounts payable and accrued liabilities approximate their carrying values due to their short-term nature.

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2025 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Notes 8A and 19)	$—	$18,690	$—	$18,690
Equity securities (FVOCI) (Note 10)	1,348,545	74,954	—	1,423,499
Share purchase warrants (FVPL) (Note 10)	—	84,753	—	84,753
Fair value of derivative financial instruments (Note 21)	—	34,428	—	34,428
Total financial assets	$1,348,545	$212,825	$—	$1,561,370
Financial liabilities:
Fair value of derivative financial instruments (Note 21)	—	5,676	—	5,676
Total financial liabilities	$—	$5,676	$—	$5,676

6.FAIR VALUE MEASUREMENT (Continued)

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2024 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Notes 8A and 19)	$—	$7,646	$—	$7,646
Equity securities (FVOCI) (Note 10)	526,726	32,439	—	559,165
Share purchase warrants (FVPL) (Note 10)	—	53,724	—	53,724
Fair value of derivative financial instruments (Note 21)	—	1,348	—	1,348
Total financial assets	$526,726	$95,157	$—	$621,883
Financial liabilities:
Fair value of derivative financial instruments (Note 21)	—	100,182	—	100,182
Total financial liabilities	—	$100,182	—	$100,182

Valuation Techniques

Trade Receivables

Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy) (Notes 8A and 19).

Equity securities

Equity securities representing shares of publicly traded entities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy). Equity securities representing shares of non-publicly traded entities are recorded at fair value using external broker-dealer quotations corroborated by option pricing models (classified within Level 2 of the fair value hierarchy) (Note 10).

Derivative Financial Instruments and Warrants

The Company holds share purchase warrants of certain publicly traded entities. Share purchase warrants are accounted for as derivative financial instruments and are presented as part of investments on the consolidated balance sheets. Derivative financial instruments classified within Level 2 of the fair value hierarchy are recorded at fair value using external broker-dealer quotations corroborated by option pricing models or option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs (Notes 10 and 21).

Fair Value of Financial Assets and Liabilities Not Measured and Recognized at Fair Value

Long-term debt is recorded on the consolidated balance sheets at December 31, 2025 at amortized cost. The fair value of long-term debt is determined by applying a discount rate, reflecting the credit spread based on the Company’s credit rating to future related cash flows which is categorized within Level 2 of the fair value hierarchy. As at December 31, 2025, the Company’s long-term debt had a fair value of $179.7 million (2024 - $1,097.3 million) (Note 14).

The committed subscription proceeds for the San Nicolás project are recorded on the consolidated balance sheets at December 31, 2025 at amortized cost. The fair value of the San Nicolás liability is determined by discounting the minimum unavoidable obligation under the joint venture shareholders’ agreement between Agnico Eagle and Teck at a discount rate that reflects the Company’s credit rating. The fair value of the San Nicolás liability is not materially different from the carrying amount as the difference between the discount rate used at the initial recognition date and the current market rates at December 31, 2025 is not material (Note 15).

6.FAIR VALUE MEASUREMENT (Continued)

Non-current loans receivable and other receivables are included in the other assets line item on the consolidated balance sheets at amortized cost. The fair value of loans and other receivables is the present value of future cash inflows discounted at a market interest rate. The fair value of these financial assets is not materially different from the carrying amounts as at December 31, 2025 (Note 8B).